Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,299,881.91

Principal:
Principal Collections	$18,435,112.10
Prepayments in Full	$12,557,045.46
Liquidation Proceeds	$669,348.75
Recoveries	$89,285.80
Sub Total	$31,750,792.11
Collections	$34,050,674.02

Purchase Amounts:
Purchase Amounts Related to Principal	$329,064.49
Purchase Amounts Related to Interest	$1,475.98
Sub Total	$330,540.47

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,381,214.49

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	21
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$34,381,214.49
Servicing Fee	$577,357.07	$577,357.07	$0.00	$0.00	$33,803,857.42
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,803,857.42
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$33,803,857.42
Interest - Class A-3 Notes	$199,641.29	$199,641.29	$0.00	$0.00	$33,604,216.13
Interest - Class A-4 Notes	$288,472.50	$288,472.50	$0.00	$0.00	$33,315,743.63
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,315,743.63
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$33,238,109.63
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,238,109.63
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$33,180,197.63
Third Priority Principal Payment	$2,386,214.65	$2,386,214.65	$0.00	$0.00	$30,793,982.98
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$30,722,618.98
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,722,618.98
Regular Principal Payment	$27,360,000.00	$27,360,000.00	$0.00	$0.00	$3,362,618.98
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,362,618.98
Residuel Released to Depositor	$0.00	$3,362,618.98	$0.00	$0.00	$0.00
Total		$34,381,214.49

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$2,386,214.65
Regular Principal Payment					$27,360,000.00
Total					$29,746,214.65
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$29,746,214.65	$75.92	$199,641.29	$0.51	$29,945,855.94	$76.43
Class A-4 Notes	$0.00	$0.00	$288,472.50	$1.13	$288,472.50	$1.13
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$29,746,214.65	$21.32	$695,023.79	$0.50	$30,441,238.44	$21.81

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$285,201,848.74	0.7279271	$255,455,634.09	0.6520052
Class A-4 Notes	$256,420,000.00	1.0000000	$256,420,000.00	1.0000000
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$637,381,848.74	0.4567474	$607,635,634.09	0.4354313

Pool Information
Weighted Average APR	4.200%	4.190%
Weighted Average Remaining Term	40.69	39.83
Number of Receivables Outstanding	39,872	38,942
Pool Balance	$692,828,488.57	$660,461,131.95
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$637,381,848.74	$607,635,634.09
Pool Factor	0.4649258	0.4432056

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$52,825,497.86
Targeted Overcollateralization Amount	$52,825,497.86
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$52,825,497.86

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	21

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		101	$376,785.82
(Recoveries)		94	$89,285.80
Net Losses for Current Collection Period			$287,500.02
Cumulative Net Losses Last Collection Period			$5,271,125.19
Cumulative Net Losses for all Collection Periods			$5,558,625.21

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.50%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.18%	418	$7,786,454.95
61-90 Days Delinquent	0.13%	47	$887,281.06
91-120 Days Delinquent	0.05%	14	$355,872.31
Over 120 Days Delinquent	0.14%	47	$921,739.60
Total Delinquent Receivables	1.51%	526	$9,951,347.92

Repossession Inventory:
Repossessed in the Current Collection Period		28	$445,270.97
Total Repossessed Inventory		34	$721,493.42

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.7674%
Preceding Collection Period			0.5488%
Current Collection Period			0.5099%
Three Month Average			0.6087%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3463%
Preceding Collection Period			0.2884%
Current Collection Period			0.2773%
Three Month Average			0.3040%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer